Subsequent Events (Details) - MXN ($)		12 Months Ended
	Mar. 14, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Mar. 06, 2024
Subsequent Events [Line Items]
Amount paid		$ 648,735,000	$ 949,610,000	$ 1,400,000,000
Payments spread		$ 386,000,000
Non-adjusting events after reporting period [Member]
Subsequent Events [Line Items]
Dividend payment					$ 250.000
Amount paid	$ 131.295
Dividend per share (in Pesos per share)		$ 6.7